Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	2024	2023	2022
Net income for the year	226,867	268,536	520,100
Weighted average number of common shares issued (thousands), net of treasury	99,615	98,806	98,844
Effect from dilution – shares	459	550	513
Weighted average number of common shares issued adjusted by the dilution effect	100,074	99,356	99,357
Basic earnings per share	2.2774	2.7178	5.2618
Diluted earnings per share	2.2670	2.7028	5.2347